CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Investment Income
Interest income	$ 896	$ 2,345
PIK interest income	8	79
Dividend income	0	179
Fee income	17	552
Total investment income	921	3,155
Operating Expenses
Management fee	255	648
Administrative services	(13)	42
Custody services	10	21
Trustees fees	68	70
Related party reimbursements	102	60
Professional services fees	61	191
Other expenses	69	71
Total expenses	552	1,103
Net investment income	369	2,052
Net realized gains (losses) on:
Investments	(74)	629
Foreign currency forward contracts	111	(125)
Foreign currency transactions	(36)	(34)
Net realized gains	1	470
Net change in unrealized appreciation (depreciation) on:
Investments	106	(281)
Foreign currency forward contracts	(78)	254
Foreign currency transactions	4	(2)
Net change in unrealized appreciation (depreciation)	32	(29)
Net realized and unrealized gains	33	441
Net increase in net assets resulting from operations	$ 402	$ 2,493
Per Common Share information:
Net investment income per Common Share outstanding - basic and diluted	$ 0.01	$ 0.08
Earnings per Common Share outstanding - basic and diluted	$ 0.02	$ 0.10
Weighted average Common Shares outstanding - basic and diluted	25,594,125	25,594,125
Distribution per Common Share outstanding	$ 0.68	$ 0.78